Income Taxes - Reconciliation of the Change in Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, January 1	$ 3,068	$ 3,677	$ 4,203
Increases related to positions taken during the current year	75	98	352
Increases related to positions taken during prior years	519	254	142
Decreases related to positions taken during prior years	(973)	(508)	(711)
Settlements	(1,594)	(448)	(205)
Expiration of statute of limitations	(27)	(5)	(104)
Balance, December 31	1,068	3,068	3,677
Changes in prior period UTBs, including interest	$ (741)	$ (255)	$ (198)